Label	Element	Value
CoinShares Altcoins ETF
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
CoinShares Altcoins ETF | CoinShares Physical Staked Cosmos [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.50%
CoinShares Altcoins ETF | 21Shares Binance BNB ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
CoinShares Altcoins ETF | CoinShares Hyperliquid Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
CoinShares Altcoins ETF | CoinShares Sei Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.40%
CoinShares Altcoins ETF | Bitwise NEAR Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
CoinShares Altcoins ETF | CoinShares Toncoin Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
CoinShares Altcoins ETF | VanEck Sui ETN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
CoinShares Altcoins ETF | CoinShares Physical Staked Cardano [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
CoinShares Altcoins ETF | CoinShares Physical Staked Polkadot [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CoinShares Altcoins ETF | CoinShares Physical Staked Solana [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CoinShares Altcoins ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%